UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3954

DREYFUS TAX EXEMPT CASH MANAGEMENT
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Tax Exempt Cash Management
Statement of Investments
April 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments--101.2%	Amount ($)		Value ($)

Alabama--5.1%

DCH Health Care Authority, Health Care Facilities Revenue
VRDN 3.01% (LOC; Regions Bank)	10,000,000	a	10,000,000
Jefferson County, Sewer Revenue, Refunding, VRDN:
3% (Insured; XL Capital Assurance and
Liquidity Facility; Regions Bank)	26,585,000	a	26,585,000
3.03% (Insured; XL Capital Assurance and
Liquidity Facility; Societe Generale)	10,000,000	a	10,000,000
3.04% (Insured; XL Capital Assurance and
Liquidity Facility; Bank of Nova Scotia)	43,700,000	a	43,700,000
3.04% (Insured; XL Capital Assurance and
Liquidity Facility; JPMorgan Chase Bank)	25,000,000	a	25,000,000
University of Alabama, General Revenue, VRDN
3% (Insured; MBIA and Liquidity Facility;
South Trust Bank)	16,000,000	a	16,000,000

Alaska--.2%

Alaska Housing Finance Corporation, Revenue
(State Capital Project) 5.50%, 6/1/2005 (Insured; MBIA)	5,160,000		5,175,306

Arizona--2.1%

Salt River Project, Water and Sewer Revenue, CP:
2%, 5/10/2005 (Liquidity Facility: Bank of America, Bank One,
JPMorgan Chase Bank, Marshall & Isley Bank, The Bank of
New York and Wells Fargo Bank)	26,609,000		26,609,000
2.33%, 5/11/2005 (Liquidity Facility: Bank of America, Bank
One, Citigroup Bank, Marshall & Isley Bank, JPMorgan Chase
Bank and Wells Fargo Bank)	20,000,000		20,000,000
2.35%, 5/12/2005 (Liquidity Facility: Bank of America, Bank
One, Citigroup Bank, Marshall & Isley Bank, JPMorgan Chase
Bank and Wells Fargo Bank)	8,750,000		8,750,000

Colorado--2.3%

Colorado Health Facilities Authority, Revenue, VRDN
(Sisters Charity Health System) 3%	20,000,000	a	20,000,000
Denver Urban Renewal Authority, Tax Increment Revenue
VRDN 3.08% (Liquidity Facility; Merrill Lynch)	12,495,000	a	12,495,000
Lower Colorado River Authority, Electric Revenue, CP
(LCRA Trans) 2.07%, 6/8/2005 (LOC: JPMorgan
Chase Bank, State Street Bank &Trust Co. and WestLB AG)	28,000,000		28,000,000

Connecticut--.2%

Regional School District No. 010, GO Notes
BAN 3%, 8/15/2005	5,000,000		5,012,890

Delaware--.5%

Delaware Economic Development Authority, MFHR, VRDN
(School House Project) 3% (LOC; HSBC Bank USA)	13,500,000	a	13,500,000

District of Columbia--.7%

District of Columbia, VRDN:
Enterprise Zone Revenue (United Planning Organization)
3.09% (LOC; M&T Bank)	9,895,000	a	9,895,000
GO Notes, Merlots Program 3.08% (Insured; AMBAC
and Liquidity Facility; Wachovia Bank)	7,330,000	a	7,330,000

Florida--4.8%

Capital Projects Finance Authority, Revenue, VRDN
Capital Projects Loan Program
3.02% (Insured; FSA and LOC; SunTrust Bank)	7,990,000	a	7,990,000
Charlotte County School District, Revenue
TAN 3%, 6/30/2005	13,950,000		13,976,056
Jacksonville, Health Care Facilities Revenue
CP (Mayo Foundation) 2.10%, 5/12/2005	10,000,000		10,000,000
Jacksonville Electric Authority, Electric Revenue, CP:
2.05%, Series B 5/20/2005 (Liquidity Facility;
Landesbank Hessen Thuringen Gironzentrale)	22,200,000		22,200,000
2.05%, Series F, 5/20/2005 (Liquidity Facility;
Landesbank Hessen Thuringen Gironzentrale)	15,000,000		15,000,000
Kissimmee Utilities Authority, Electric Revenue
CP 2.05%, 5/26/2005
(Liquidity Facility; JPMorgan Chase Bank)	30,900,000		30,900,000
Orange County Health Facility Authority, Health Care Facilities
Revenue, CP 2.25%, 5/26/2005 (LOC; SunTrust Bank)	13,000,000		13,000,000
City of Tampa, Educational Facilities Revenue, VRDN
(Trinity School for Children Project)
3.04% (LOC; Regions Bank)	5,255,000	a	5,255,000
Tampa Bay Water, Utility System Revenue, VRDN
Merlots Program 3.08% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	5,680,000	a	5,680,000

Georgia--2.3%

County of Fulton, Residential Care Facilities Revenue, VRDN:
(Canterbury Court Project)
3.03% (LOC; HSH Nordbank AG)	7,500,000	a	7,500,000
Refunding (Lenbrook Square Foundation)
3.10% (LOC; Dresdner Bank AG)	5,500,000	a	5,500,000
State of Georgia, GO Notes:
4%, 8/1/2005	4,815,000		4,841,432
6.25%, 8/1/2005	9,730,000		9,834,244
Municipal Electric Authority of Georgia, Electric Revenue
CP 2.45%, 5/3/2005 (LOC; Wachovia Bank)	30,820,000		30,820,000

Hawaii--.2%

Honolulu City and County, GO Notes
2.28%, 12/1/2005 (Insured; FGIC and Liquidity Facility; FGIC)	4,700,000		4,700,000

Idaho--.2%

Idaho Housing and Finance Association, Nonprofit Facilities
Revenue, VRDN (Albertson College of Idaho Project)
3.02% (LOC; Key Bank)	4,250,000	a	4,250,000

Illinois--9.5%

City of Chicago, GO Notes, VRDN
3.01% (Insured; FGIC and Liquidity Facility; Landesbank
Baden-Wuerttemberg)	13,000,000	a	13,000,000
State of Illinois, GO Notes:
6%, 9/1/2005	5,850,000		5,927,644
Certificates 3%, 6/3/2005	40,000,000		40,034,148
VRDN, Merlots Program:
3.08% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	16,925,000	a	16,925,000
3.08% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	9,970,000	a	9,970,000
Illinois Health Facilities Authority, Health Care Facilities Revenue:
CP:
(Evanston Hospital Corp.):
2%, 5/12/2005	20,000,000		20,000,000
2.05%, 5/19/2005	15,000,000		15,000,000
2.13%, Series 87A, 6/9/2005	10,000,000		10,000,000
2.13%, Series 87B, 6/9/2005	10,000,000		10,000,000
2.13%, Series 87C, 6/9/2005	10,000,000		10,000,000
VRDN
(Rehabilitation Institute of Chicago Project)
3% (LOC; Bank of America)	45,100,000	a	45,100,000
Kane McHenry Cook & De Kalb Counties Unit School District
TAW 2.75%, 6/30/2005	11,365,000		11,370,531
Regional Transportation Authority, GO Notes:
CP 2.80%, 6/1/2005 (Liquidity Facility; DEPFA Bank PLC)	20,000,000		20,000,000
VRDN, Merlots Program:
3.08%, Series A-24 (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	10,150,000	a	10,150,000
3.08%, Series A-73 (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	4,935,000	a	4,935,000

Indiana--1.9%

Indiana Health Facility Financing Authority
Health Facility Revenue, VRDN
(Clark Memorial Hospital Project) 3.10% (LOC; Bank One)	8,960,000	a	8,960,000
Indianapolis Local Public Improvement Bond Bank, Revenue
3%, 7/6/2005	40,000,000		40,073,738

Iowa--2.4%

State of Iowa, GO Notes, TRAN 3%, 6/30/2005	18,000,000		18,034,393
Iowa School Corporations Warrant Certificates, GO Notes, TAN

Iowa Schools Cash Anticipation Program
3%, 6/30/2005 (Insured; FSA)	15,000,000		15,024,277
Louisa County, PCR, Refunding, VRDN
(Midwest Power System Inc. Project) 3%	27,900,000	a	27,900,000

Kansas--.7%

Kansas City, MFHR, Refunding, VRDN
(Wood View Apartments Project) 3.03%
(Insured; FHLB and Liquidity Facility; FHLB)	10,195,000	a	10,195,000
Midwest Tax-Exempt Bond Grantor Trust, Revenue
VRDN 3.34% (LOC; Huntington NB)	7,975,450	a	7,975,450

Kentucky--4.7%

Jefferson County, VRDN:
Retirement Home Revenue
(Nazareth Library Project) 3.01% (LOC; Fifth Third Bank)	12,865,000	a	12,865,000
Student Housing Industrial Building Revenue
(University of Louisville Project)
3.01% (LOC; Wachovia Bank)	19,705,000	a	19,705,000
Kentucky Asset-Liability Commission, General
Fund Revenue, TRAN 3%, 6/29/2005	30,000,000		30,050,181
Lexington-Fayette Urban County Government, Educational
Building Revenue, Refunding, VRDN (Lexington Christian)
3.01% (LOC; Fifth Third Bank)	4,665,000	a	4,665,000
Madison County, Residential Mortgage Revenue, VRDN
3.25% (GIC; Bayerische Landesbank)	100,000	a	100,000
Morehead League of Cities Funding Trust, Lease Program
Revenue, VRDN 3.01% (LOC; U.S. Bank NA)	10,000,000	a	10,000,000
Newport, GO Notes, BAN 2.30%, 12/1/2005	11,800,000		11,800,000
Warren County, Hospital Facility Revenue, VRDN
(Bowling Green-Warren County)
3.02% (LOC; Branch Banking and Trust)	30,000,000	a	30,000,000

Louisiana--2.2%

Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenues, VRDN
Merlots Program 3.08% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	8,150,000	a	8,150,000
Louisiana Public Facilities Authority:
Health Care Facilities Revenue, CP:
2.35%, 5/18/2005 (Insured; AMBAC and Liquidity
Facility; Credit Suisse)	20,000,000		20,000,000
2.40%, 5/18/2005 (Insured; AMBAC and Liquidity
Facility; Credit Suisse)	9,600,000		9,600,000
VRDN, LR 3.04% (Liquidity Facility; Societe Generale)	10,000,000	a	10,000,000
Tobacco Settlement Financing Corporation, Revenue, VRDN
3.13% (Liquidity Facility; Merrill Lynch)	9,115,000	a	9,115,000

Maryland--1.8%

Frederick County, Industrial Revenue, Refunding
VRDN (Manekin-Frederick Facility)

3.11% (LOC; M&T Bank)	2,975,000	a	2,975,000
Maryland Economic Development Corporation, Revenue
VRDN (Legal Aid Bureau Inc. Facility)
3.11% (LOC; M&T Bank)	2,590,000	a	2,590,000
Maryland Health and Higher Educational Facilities Authority
Revenue, VRDN (Suburban Hospital)
3.03% (Liquidity Facility; M&T Bank)	35,230,000	a	35,230,000
Montgomery County, EDR, VRDN
3.05% (LOC; M&T Bank)	6,000,000	a	6,000,000

Massachusetts--4.7%

Blackstone Valley Vocational Regional School District
GO Notes, BAN 3%, 7/15/2005	10,868,000		10,885,661
Clinton, GO Notes, BAN 2.50%, 5/4/2005	8,000,000		8,000,313
Leominster, GO Notes, BAN 2.75%, 5/12/2005	14,000,000		14,003,871
Massachusetts Development Finance Agency, VRDN:
College and University Revenue (Suffolk University)
3.10% (Insured; Radian Bank and Liquidity Facility:
Bank of America and State Street Bank and Trust Co.)	32,000,000	a	32,000,000
Revenue:
(Lesley University) 3.07% (LOC; Bank of America)	7,800,000	a	7,800,000
(Northfield Mount Harmon) 3.10% (Insured; Radian
Bank and Liquidity Facility; Bank of America)	15,000,000	a	15,000,000
Massachusetts Health & Educational Facilities Authority, Revenue
VRDN (Cape Cod Healthcare Inc.) 3.06% (Insured;
Assured Guaranty and Liquidity Facility; Bank of America)	15,000,000	a	15,000,000
New Bedford, GO Notes, BAN 2.50%, 5/2/2005	5,420,000		5,420,061
Newton, GO Notes, BAN 2%, 8/15/2005	6,180,000		6,183,510
Norwell, GO Notes, BAN 3.25%, 8/17/2005	6,500,000		6,521,099

Michigan--5.0%

City of Detroit, Sewage Disposal Revenue, VRDN
Merlots Program:
3.08% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	22,075,000	a	22,075,000
3.08% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	10,255,000	a	10,255,000
Detroit Downtown Development Authority, LR
Refunding, VRDN (Millender Center Project)
3% (LOC; HSBC Bank USA)	17,200,000	a	17,200,000
Detroit Water Supply System, Water Revenue, VRDN
Merlots Program 3.08% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	10,485,000	a	10,485,000
State of Michigan, GO Notes 3.50%, 9/30/2005	20,000,000		20,122,867
Michigan Hospital Finance Authority, Revenue, VRDN
Healthcare Equipment Loan Program:
3.03% (LOC; ABN-AMRO)	8,200,000	a	8,200,000
3.03% (LOC; Fifth Third Bank)	38,400,000	a	38,400,000

Minnesota--.7%

Rochester Healthcare, Health Care Revenue, CP (Mayo)
2.07%, 6/9/2005 (Liquidity Facility; U.S. Bank NA)	17,400,000		17,400,000

Mississippi--1.2%

Medical Center Educational Building Corporation, Revenue
VRDN (Pediatric and Research Facilities Project)
3% (Insured; AMBAC and Liquidity Facility; Bank One)	16,000,000	a	16,000,000
Mississippi Development Bank, Special Obligation
Revenue, VRDN, Merlots Program 3.08%
(Insured; AMBAC and Liquidity Facility; Wachovia Bank)	7,500,000	a	7,500,000
Mississippi Hospital Equipment and Facilities Authority
Revenue, VRDN (Mississippi Methodist Hospital)
3.10% (LOC; First Tennessee Bank)	6,200,000	a	6,200,000

Nebraska--1.2%

Nebhelp Inc., Revenue, VRDN
3% (Insured; MBIA and Liquidity Facility;
Lloyds TSB Bank)	31,780,000	a	31,780,000

Nevada--1.0%

Clark County School District, GO Notes,
VRDN, Melots Program 3.08%
(Insured; FSA and Liquidity Facility; Wachovia Bank)	9,955,000	a	9,955,000
Las Vegas Valley, GO Notes, CP 2%, 5/24/2005 (LOC: BNP
Paribas and Lloyds TSB Bank)	15,000,000		15,000,000

New Hampshire--1.0%

State of New Hampshire, GO Notes, RAN
2.20%, 6/1/2005	25,000,000		25,002,077

New Mexico--.8%

State of New Mexico, GO Notes, TRAN 3%, 6/30/2005	20,000,000		20,035,217

New York--3.1%

Metropolitan Transportation Authority
Transportation Revenue, CP:
2.30%, 5/16/2005 (LOC; ABN-AMRO)	10,000,000		10,000,000
1.92%, 6/10/2005 (LOC; ABN-AMRO)	7,000,000		7,000,000
Nassau County Tobacco Settlement Corporation, Revenue
VRDN 3.08% (Liquidity Facility; Merrill Lynch)	7,590,000	a	7,590,000
City of New York, GO Notes:
3%, 8/1/2005	8,170,000		8,187,920
4%, 8/1/2005	5,000,000		5,024,519
CP 2.02%, 7/19/2005 (Insured; MBIA and Liquidity
Facility; Landesbank Hessen-Thuringen Girozentrale)	10,000,000		10,000,000
New York Counties Tobacco Trust I, Revenue, VRDN
3.08% (Liquidity Facility; Merrill Lynch)	21,525,000	a	21,525,000
Tobacco Settlement Financing Corporation, Revenue, VRDN
3.06% (Liquidity Facility: Landesbank Hessen-Thuringen
Girozentrale and Merrill Lynch)	10,000,000	a	10,000,000

Ohio--2.5%

Akron Bath Copley Joint Township Hospital District
Health Care Facilities Revenue, VRDN
(Sumner Project) 3.02% (LOC; KBC Bank)	7,100,000	a	7,100,000
Cincinnati City School District, GO Notes, BAN
(School Energy Conservation) 2.50%, 9/9/2005	5,300,000		5,307,262
Franklin County, Health Care Facilities Revenue, VRDN
(Creekside at the Village Project) 3.02% (LOC; Key Bank)	7,250,000	a	7,250,000
Hamilton County, Hospital Facilities Revenue, VRDN
(Children's Hospital Medical Center):
2.99% (LOC; PNC Bank)	9,300,000	a	9,300,000
2.99% (LOC; U.S. Bank NA)	21,550,000	a	21,550,000
Ohio State Higher Educational Facility, College and
University Revenue, VRDN (Ashland University Project)
3.05% (LOC; Key Bank)	5,000,000	a	5,000,000
Ohio State University, Educational Revenue
CP 2.02%, 5/13/2005	9,000,000		9,000,000

Oklahoma--.4%

Tulsa County Industrial Authority, Capital Improvements
Revenue 2.05%, 5/15/2005
(Liquidity Facility; Bank of America)	10,000,000		10,000,000

Oregon--.6%

City of Portland, Sewer System Revenue
3%, 10/1/2005 (Insured; FSA)	5,010,000		5,030,818
Salem Hospital Facility Authority, Revenue, Refunding, VRDN
(Capital Manor Inc. Project) 3.04% (LOC; Bank of America)	9,550,000	a	9,550,000

Pennsylvania--19.7%

Bethlehem Area School District, GO Notes, VRDN
3.02% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	20,000,000	a	20,000,000
Cumberland County, GO Notes, VRDN 3.05% (Insured;
AMBAC and Liquidity Facility; Wachovia Bank)	3,170,000	a	3,170,000
Dallastown Area School District, GO Notes, VRDN
3.05% (Insured; FGIC and Liquidity Facility; BNP Paribas)	4,600,000	a	4,600,000
Dauphin County General Authority, Revenue, VRDN:
3.11%, Sub-Series H (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	49,700,000	a	49,700,000
3.11%, Sub-Series I (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	14,640,000	a	14,640,000
School District Pooled Financing Program II
3.11% (Insured; AMBAC and Liquidity Facility;
Bank of Nova Scotia)	54,620,000	a	54,620,000
Emmaus General Authority, Revenue, VRDN:
3.02%, Series D (GIC; Goldman Sachs and Co.)	3,800,000	a	3,800,000
3.02%, Series E (GIC; Goldman Sachs and Co.)	4,900,000	a	4,900,000
3.02%, Series G (GIC; Goldman Sachs and Co.)	10,000,000	a	10,000,000
3.02%, Series H (GIC; Goldman Sachs and Co.)	10,500,000	a	10,500,000
3.02%, Sub-Series A-10 (LOC; DEPFA Bank)	13,075,000	a	13,075,000
3.02%, Sub-Series B-23 (LOC; DEPFA Bank)	33,400,000	a	33,400,000

3.02%, Sub-Series E-21 (LOC; DEPFA Bank)	13,500,000	a	13,500,000
3.02%, Sub-Series F-20 (LOC; DEPFA Bank)	11,200,000	a	11,200,000
3.02%, Sub-Series G-18 (LOC; DEPFA Bank)	23,000,000	a	23,000,000
3.02%, Sub-Series H-19 (LOC; DEPFA Bank)	20,000,000	a	20,000,000
Local Government 3.02% (LOC; DEPFA Bank)	12,000,000	a	12,000,000
Fayette County Hospital Authority, Refunding
(Mount Macrina Manor) VRDN
3.01% (LOC; National City Bank)	4,140,000	a	4,140,000
Lancaster County, GO Notes, VRDN 3.02%
(Insured; FSA and Liquidity Facility; Royal Bank of Canada)	20,775,000	a	20,775,000
Lancaster County Hospital Authority, Revenue, VRDN
(Luthercare Project) 3.07% (LOC; M&T Bank)	13,705,000	a	13,705,000
Lebanon County Health Facilities Authority, VRDN:
Health Center Revenue (United Church of Christ Homes)
3% (LOC; M&T Bank)	8,330,000	a	8,330,000
Revenue (Cornwall Manor Project)
3.10% (Insured; Radian Bank and Liquidity Facility;
Bank of America)	5,780,000	a	5,780,000
County of Montgomery, PCR, CP (Exelon Project)
2%, 7/6/2005 (LOC; Wachovia Bank)	11,340,000		11,340,000
Montgomery County Higher Education and Health Authority
Private Schools Revenue, VRDN
(William Penn Charter) 3.04% (LOC; PNC Bank)	10,855,000	a	10,855,000
Montgomery County Industrial Development Authority
Revenue, VRDN (Northwestern Human Services)
3.04% (LOC; Commerce Bank)	13,930,000	a	13,930,000
New Garden General Authority, Municipal Revenue
VRDN, Municipal Pooled Financing Program I
3% (Insured; AMBAC and Liquidity Facility: Bank of
Nova Scotia and Dexia Credit Locale)	30,750,000	a	30,750,000
State of Pennsylvania, GO Notes, VRDN
Merlots Program 3.08% (Insured; MBIA and
Liquidity Facility; Wachovia Bank)	5,845,000	a	5,845,000
Philadelphia Authority for Industrial Development, Revenue
VRDN (Gift of Life Donor Program Project)
3.02% (LOC; Commerce Bank)	15,250,000	a	15,250,000
Philadelphia Hospitals and Higher Education Facilities
Authority, Revenue, Refunding, VRDN
(Philadelphia Protestant Home)
3.02% (LOC; Bank of America)	9,310,000	a	9,310,000
Schuylkill County, GO Notes, VRDN
3.05% (Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	7,085,000	a	7,085,000
Temple University of the Commonwealth System of Higher
Education, College and University Revenue 2.25%, 5/2/2005	5,500,000		5,500,044
West Cornwall Township Municipal Authority, VRDN:
GO Notes, Refunding (Bethlehem School District Project)
3.02% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)	28,800,000	a	28,800,000
Revenue, Pennsylvania General Government Loan Program
3.02% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)	11,342,000	a	11,342,000

Rhode Island--.7%

East Providence, GO Notes, TAN 3%, 7/7/2005	17,000,000		17,030,316

South Carolina--.9%

Greer, Combined Utilities System Revenue, VRDN
Merlots Program 3.08% (Insured; AMBAC and
Liquidity Facility; Wachovia Bank)	8,315,000	a	8,315,000
South Carolina Jobs Economic Development Authority, Health
Facilities Revenue, Refunding, VRDN
(Episcopal Church Home) 3.09% (Insured; Radian Bank and
Liquidity Facility; Wachovia Bank)	14,015,000	a	14,015,000

Tennessee--1.8%

Blount County Public Building Authority, Revenue
VRDN, Local Government Public Improvement:
3.02%, Series A-6B (Insured; AMBAC and
Liquidity Facility; Regions Bank)	5,015,000	a	5,015,000
3.02%, Series A-6C (Insured; AMBAC and
Liquidity Facility; Regions Bank)	6,500,000	a	6,500,000
3.02%, Series A-7A (Insured; AMBAC and
Liquidity Facility; Regions Bank)	5,000,000	a	5,000,000
Sevier County Public Building Authority, VRDN, Local
Government Public Improvement, VRDN:
Revenue:
3.02% (Insured; AMBAC and Liquidity Facility;
KBC Bank)	8,465,000	a	8,465,000
3.02% (Insured; AMBAC and Liquidity Facility;
Landesbank Hessen-Thuringen Girozentrale)	8,355,000	a	8,355,000
Water Revenue 3.02% (Insured; AMBAC and
Liquidity Facility; KBC Bank)	12,500,000	a	12,500,000

Texas--6.8%

Aldine Independent School District, GO Notes
1.73%, 6/15/2005 (Insured; Permanent School Fund
Guaranteed and Liquidity Facility; Dexia Credit Locale)	15,000,000		15,000,000
Dallas Area Rapid Transit, Transportation Revenue:
CP 2.63%, 5/3/2005 (Liquidity Facility: Bayerische
Landesbank Landesbank Baden-Wuerttemberg,
State Street Bank & Trust Co. and WestLB AG)	24,000,000		24,000,000
VRDN, Merlots Program 3.08% (Insured: AMBAC
and FGIC and Liquidity Facility; Wachovia Bank)	24,080,000	a	24,080,000
Denton Independent School District, GO Notes, VRDN
3.07% (Liquidity Facility; Bank of America)	5,000,000	a	5,000,000
Garland Independent School District, GO Notes
2.05%, 6/15/2005 (Insured; Permanent School Fund Guaranteed)	7,125,000		7,125,000
Harris County Health Facilities Development Corporation, Revenue
Refunding, CP (The Methodist System) 2.07%, 5/9/2005	30,000,000		30,000,000
Houston, CP 2.03%, 5/18/2005 (Liquidity Facility: Bank of Nova Scotia,
Landesbank Hessen-Thuringen Girozentrale and Toronto-Dominion Bank)	15,000,000		15,000,000
City of San Antonio, Water Revenue, VRDN
Merlots Program 3.08% (Liquidity Facility; Wachovia Bank)	10,000,000	a	10,000,000
State of Texas, Revenue, TRAN 3%, 8/31/2005	34,815,000		34,968,883
University of Texas System Board, Educational Revenue

CP 2%, 5/24/2005	10,000,000		10,000,000

Utah--.6%

Intermountain Power Agency, Power Supply Revenue
2.02%, 6/1/2005 (Insured; AMBAC)	16,135,000		16,135,000

Vermont--.3%

Vermont Educational and Health Buildings Financing Agency
VRDN:
College and University Revenue, Capital Asset
Financing Program 3.10% (LOC; M&T Bank)	935,000	a	935,000
Revenue (Rutland Regional Medical Project) 3.06%
(Insured; Radian Bank and Liquidity Facility; Bank
of America)	5,655,000	a	5,655,000

Virginia--1.0%

Alexandria Industrial Development Authority, Revenue, VRDN
(Institute for Defense Analyses) 3.10% (Insured; AMBAC
and Liquidity Facility; Wachovia Bank)	15,545,000	a	15,545,000
Norfolk Redevelopment & Housing Authority, Revenue, VRDN
(Retirement Community) 3.02% (LOC; HSH Nordbank AG)	10,000,000	a	10,000,000

Washington--2.4%

State of Washington, GO Notes, VRDN, Merlots Program:
3.08% (Insured: FGIC and MBIA and Liquidity Facility;
Wachovia Bank)	20,005,000	a	20,005,000
3.08% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	5,955,000	a	5,955,000
Washington Health Care Facilities Authority, Revenues, VRDN:
(Provail) 3.02% (LOC; Key Bank)	6,845,000	a	6,845,000
(Seattle Cancer Care) 3.02% (LOC; Key Bank)	20,655,000	a	20,655,000
Washington Higher Education Facilities Authority
Revenue, VRDN (St. Martins College Project)
3.05% (LOC; U.S. Bank NA)	7,115,000	a	7,115,000

Wisconsin--3.0%

Badger Tobacco Asset Securitization Corporation
Tobacco Settlement Revenue, VRDN 3.09%
(Liquidity Facility: Lloyds TBS Bank and Merrill Lynch)	6,485,000	a	6,485,000
DC Everest Area School District, GO Notes, BAN 3%, 1/16/2006	15,455,000		15,483,833
Kimberly Area School District, GO Notes, BAN 2.50%, 8/1/2005	21,580,000		21,585,453
Village of McFarland, TAN 2.50%, 6/1/2005	4,015,000		4,016,004
Sheboygan Area School District, Revenue, BAN 2.625%, 8/15/2005	20,000,000		20,005,338
Wisconsin Rural Water Construction Loan Program
Commission Revenue, BAN 3%, 10/1/2005	10,000,000		10,052,085

Total Investments (cost $2,589,443,441)	101.2%		2,589,443,441

Liabilities, Less Cash and Receivables	(1.2%)		(30,512,174)

Net Assets	100.0%		2,558,931,267

Summary of Abbreviations

AMBAC		American Municipal Bond Assurance Corporation	LR	Lease Revenue
BAN		Bond Anticipation Notes	MBIA	Municipal Bond Investors Assurance
CP		Commercial Paper		Insurance Corporation
EDR		Economic Development Revenue	MFHR	Multi - Family Housing Revenue
FGIC		Financial Guaranty Insurance Company	RAN	Revenue Anticipation Notes
FHLB		Federal Home Loan Bank	PCR	Pollution Control Revenue
FSA		Financial Security Assurance	TAN	Tax Anticipation Notes
GIC		Guaranteed Investment Contract	TAW	Tax Anticipation Warrants
GO		General Obligation	TRAN	Tax and Revenue Anticipation Notes
LOC		Letter of Credit	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	87.0
AAA, AA, A b		Aaa, Aa, A b		AAA, AA, A b	9.1
Not Rated c		Not Rated c		Not Rated c	3.9

100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate - subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS TAX EXEMPT CASH MANAGEMENT

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)